Related party transactions - Additional Information (Detail) - USD ($)		12 Months Ended
	Feb. 28, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 15, 2019	May 31, 2018	Mar. 13, 2018	Mar. 12, 2018	Feb. 14, 2018
Related Party Transaction [Line Items]
Shares held in reserve as treasury shares		727,351	37,778
Interest expense, excluding amortization of debt discount		$ 32,114,000	$ 26,927,000	$ 19,380,000
Amortization of debt discount		$ 19,963,000	$ 17,347,000	$ 7,310,000
APR Energy Ltd [Member]
Related Party Transaction [Line Items]
Shares issued	29,891,266
Holdback shares, forfeited		557,139
2027 Notes [Member]
Related Party Transaction [Line Items]
Face value of debt	$ 100,000,000
Debt instrument, interest rate	5.50%
GCI [Member]
Related Party Transaction [Line Items]
Percentage of equity method investment								10.80%
Percentage of interest in acquired entity							89.20%
Fairfax Financial Holdings Limited [Member]
Related Party Transaction [Line Items]
Warrants outstanding					38,461,539				38,461,539
Warrants outstanding exercise price					$ 6.50	$ 8.05			$ 6.50
Warrants to purchase common shares						25,000,000
Number of holdback shares reserved for issuance	2,137,541
Shares permanently forfeited	760,807
Shares held in reserve as treasury shares	493,076
Holdback shares, forfeited	391,246
Equity method investment ownership percentage		40.50%
Fairfax Financial Holdings Limited [Member] | APR Energy Ltd [Member]
Related Party Transaction [Line Items]
Shares issued	23,418,798	318,637
Common shares returned	1,253,883
Fairfax Financial Holdings Limited [Member] | Senior Notes Due 2025 [Member]
Related Party Transaction [Line Items]
Face value of debt									$ 250,000,000
Debt instrument, interest rate									5.50%
Fairfax Financial Holdings Limited [Member] | Senior Notes Due 2026 [Member]
Related Party Transaction [Line Items]
Face value of debt					$ 250,000,000
Debt instrument, interest rate					5.50%
Fairfax Financial Holdings Limited [Member] | 2027 Notes [Member]
Related Party Transaction [Line Items]
Face value of debt	$ 100,000,000
Debt instrument, interest rate	5.50%